Expenses by nature - Issuance of Z-Shares to American and Issuance of PIPE shares to suppliers and partners (Details)			12 Months Ended
	Jun. 10, 2021 GBP (£) item shares	Jun. 10, 2021 GBP (£) $ / shares shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of common shares subject to call option exercisable			50.00%
Fair Value of Other Equity Instruments
Amount of valuation by using volatility assumption of 50%	£ 19,616,000	£ 19,616,000
Expense from share-based payment transactions			£ 111,996,000
Issuance of Class Z shares to American
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share | $ / shares				$ 0.00001
Fair Value of Other Equity Instruments
Probability adjusted valuation	16,739,000	16,739,000
Expense from share-based payment transactions	£ 16,739,000		16,739,000
Issuance of Class Z shares to American | Vertical Aerospace Group Ltd
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares subscribed	5,804
Consideration for shares subscribed	£ 0.06	£ 0.06
Issuance of Class Z shares to American | Business combination does not complete
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares retained | shares	5,804	5,804
Actual share price | $ / shares		£ 9.93
Percentage of holding	3.96%
Fair Value of Other Equity Instruments
Value of Z-Shares as at June 10, 2021	£ 2,558,000	£ 2,558,000
Fair value of Z-Shares as at June 10, 2021	£ 2,558,000	£ 2,558,000
Issuance of Class Z shares to American | Business combination completes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual share price | $ / shares		£ 9.93
Percentage of Class Z shares exchanged	100.00%
Number of Class Z Shares exchanged for common shares | shares	6,125,000	6,125,000
Lock-up period for shares exchanged	4 years
Percentage of common shares subject to call option exercisable	50.00%
Exercise price of call option exercisable | $ / shares		£ 18
Number of tranches for call option exercisable | item	2
Measurement of Other Equity Instruments
Risk-free rate	0.75%
Volatility	75.00%
Fair Value of Other Equity Instruments
Value of Z-Shares as at June 10, 2021	£ 30,105,000	£ 30,105,000
Less valuation of call option	(8,121,000)	(8,121,000)
Fair value of Z-Shares as at June 10, 2021	£ 21,984,000	£ 21,984,000
Issuance of PIPE shares to suppliers and partners
Fair Value of Other Equity Instruments
Expense from share-based payment transactions			£ 10,389,000